Note 7. Subsequent Events.	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Note 7. Subsequent Events.

Note 8. Subsequent Events

In July 2015, the Company filed a Form 8-K/12G with the SEC for the merger between the Company and Emerald Medical Applications Ltd. On August 5, 2015, the Company filed a registration statement on Form S-1 for selling security holders offering 19,361,758 shares of common stock.

Note 7. Subsequent Events.

During January 2015, the Company issued 750,000 restricted units each consisting of one share of common stock, par value $0.0001 ("Common Stock") and one warrant to purchase one additional share of Common Stock (the "Units") at a post-reverse price of US$0.40 per units. The sales were made without registration under the Securities Act of 1933, as amended (the "Act") in reliance upon the exemptions provided in Section 4(2) of the Act and Regulation S promulgated by the United States Securities and Exchange Commission (the "SEC") under the Act.

On February 2, 2015, the Company entered into a Loan Agreement with Emerald Medical Applications Ltd, a private Israeli company ("Emerald"), pursuant to which the Company agreed to loan Emerald the principal sum of US$90,000 (the "Loan").

There were no other material subsequent events following the period ended December, 31, 2014 and throughout the date of the filing of Form 10-K.